Summary of Significant Accounting Policies - Additional Information (Details 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01 ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Revenue, Remaining Performance Obligation, Amount	¥ 44,949
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year